Provision for Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Provision for Income Taxes [Abstract]
Schedule of the Provisions for Income Taxes	Significant components of the provisions for income taxes for the six months ended September 30, 2024, and 2023 were as follows:
	September 30,
	2024	2023
Current tax provision Kyrgyzstan	$—	$83,742
Current tax provision Cambodia	—	—
Late penalty provision Kyrgyzstan	—	—
Total provision for income taxes	$—	$83,742

Significant components of the provisions for income taxes for the year ended December 31, 2023, and 2022 were as follows:
	December 31,
	2023	2022
Current tax provision Kyrgyzstan	—	196,116
Current tax provision Cambodia	—	11,323
Late penalty provision Kyrgyzstan	—	702
Total provision for income taxes	$—	$208,141

Schedule of Income Taxes
	September 30,
	2024	2023
Income/(loss) before taxes	$(418,123)	$(187,166)
Tax expenses/(credit) at the effective tax rates	(170,443)	(116,672)
Tax effect on non-taxable income	(761)	—
Tax effect on non-deductible expenses	119,130	204,226
Tax effect on utilization of tax losses	52,074	(3,812)
Income taxes	$—	$83,742

	December 31,
	2023	2022	2021
Income before taxes	$108,418	$343,988	$156,184
Tax expenses (credit) at the effective tax rates	10,732	(124,591)	36,755
Tax effect on non-taxable income	(39,173)	—	—
Tax effect on non-deductible expenses	—	369,101	114,656
Tax effect on late penalty provision	—	—	145,295
Change in valuation allowance	28,441	—	—
Tax effect on utilization of tax losses	—	(36,369)	(1,990)
Income taxes	$—	208,141	$294,716

Schedule of Components of Deferred Tax Assets	Significant components of deferred tax assets, net were as follows:
	September 30, 2024	December 31, 2023
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	28,441	28,441
Less: valuation allowance	(28,441)	(28,441)
Deferred tax assets, net	—	—
Significant components of deferred tax assets, net were as follows:
	December 31, 2023	December 31, 2022
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	28,441	—
Less: valuation allowance	(28,441)	—
Deferred tax assets, net	—	—